UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

Andrew Owen
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)


Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 2/28

Date of reporting period: 07/01/18 - 06/30/19


Item 1. Proxy Voting Record


==================== Wells Fargo Dynamic Target Today Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, Wells Fargo High Yield Corporate Bond Portfolio and Wells Fargo U.S. Reit Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2019).


===================== Wells Fargo Dynamic Target 2015 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, Wells Fargo High Yield Corporate Bond Portfolio and Wells Fargo U.S. Reit Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2019).


===================== Wells Fargo Dynamic Target 2020 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, Wells Fargo High Yield Corporate Bond Portfolio and Wells Fargo U.S. Reit Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2019).


===================== Wells Fargo Dynamic Target 2025 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, Wells Fargo High Yield Corporate Bond Portfolio and Wells Fargo U.S. Reit Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2019).

===================== Wells Fargo Dynamic Target 2030 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo Investment Grade Corporate Bond Portfolio, Wells Fargo Strategic Retirement Bond Portfolio, Wells Fargo High Yield Corporate Bond Portfolio and Wells Fargo U.S. Reit Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2019).


===================== Wells Fargo Dynamic Target 2035 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo High Yield Corporate Bond Portfolio and Wells Fargo Investment Grade Corporate Bond Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2019).


===================== Wells Fargo Dynamic Target 2040 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo High Yield Corporate Bond Portfolio and Wells Fargo Investment Grade Corporate Bond Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2019).


===================== Wells Fargo Dynamic Target 2045 Fund =====================
There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo High Yield Corporate Bond Portfolio and Wells Fargo Investment Grade Corporate Bond Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2019).


===================== Wells Fargo Dynamic Target 2050 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo High Yield Corporate Bond Portfolio and Wells Fargo Investment Grade Corporate Bond Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2019).


===================== Wells Fargo Dynamic Target 2055 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo High Yield Corporate Bond Portfolio and Wells Fargo Investment Grade Corporate Bond Portfolio. Voting records for the affiliated master portfolios in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 21, 2019).


===================== Wells Fargo Dynamic Target 2060 Fund =====================

There were no proxies voted directly by the Fund in relation to the securities held in the Fund's portfolio. The Fund is a feeder fund that holds shares of both affiliated and unaffiliated funds. The Fund invested in the following affiliated funds: the Wells Fargo Bloomberg Barclays U.S. Aggregate ex-Corporate Portfolio, Wells Fargo Emerging Markets Bond Portfolio, Wells Fargo Factor Enhanced International Portfolio, Wells Fargo Factor Enhanced Large Cap Portfolio, Wells Fargo Factor Enhanced Small Cap Portfolio, Wells Fargo Factor Enhanced Emerging Markets Portfolio, Wells Fargo High Yield Corporate Bond Portfolio and Wells Fargo Investment Grade Corporate Bond Portfolio. Voting records for the affiliated master portfolios in whi